LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Current maturities of long-term loans from banks	$ 6,635	$ 7,973
Long-term loans from banks	12,046	9,301
Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Long-term Debt	1,239	1,968
Current maturities of long-term loans from banks	242	667
Long-term loans from banks	997	1,301
In NIS linked to CPI [Member] | Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Long-term Debt	306	384
In USD [Member]
Debt Instrument [Line Items]
Long-term Debt	737	737
In Other Currencies [Member]
Debt Instrument [Line Items]
Current maturities of long-term loans from banks	196	667
In Other Currencies [Member] | Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 196	$ 847